John Hancock Multifactor Emerging Markets ETF Expense Example - John Hancock Multifactor Emerging Markets ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	$ 717